Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (2,157,487)	$ (2,136,453)
Adjustments to Reconcile Net Loss to Net Cash Provided By (Used in) Operating Activities
Depreciation	23,806	18,313
Stock Compensation Expense	25,600
Common Stock for Services	90,000
Changes in operating assets and liabilities
Accounts Receivable	(1,872,233)	757,305
Inventory	(971,616)	17,362
Other Current Assets	(116,342)	37,350
Other Assets	208,762	(180,681)
Increase (Decrease) in Accounts and Other Payables	1,565,741	(455,451)
Net Cash Used in Operating Activities	(3,203,769)	(1,942,255)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Intangible Asset	(339,350)	(546,402)
Purchase of Property and Equipment	(2,615)	(91,644)
Net Cash Used in Investing Activities	(341,965)	(638,046)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on Short-Term Debt	(53,135)	(209,564)
Proceeds from (Payments on) Long-Term Debt	541,449	(253,285)
Common Stock Issued, Net of Cost of Financing	1,830,770	1,384,431
Net Cash Provided by Financing Activities	2,319,084	921,582
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(26,780)	(94,877)
NET DECREASE IN CASH, RESTRICTED CASH AND CASH EQUIVALENTS	(1,253,430)	(1,753,596)
Cash, Restricted Cash and Cash Equivalents- Beginning of Period	4,884,375	7,441,622
CASH, RESTRICTED CASH AND CASH EQUIVALENTS - END OF PERIOD	3,630,945	5,688,026
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest Paid	15,355	3,545
Income Tax Paid	36,942	18,590
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common Stock issued for services	$ 90,000